Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Event

19.    Subsequent Event

Acquisition of Smith & Sinclair

On July 11, 2019, the Company acquired all issued and outstanding shares of Smith & Sinclair Ltd., which crafts edible candies, cocktails and fragrances in the United Kingdom and enables the Company to develop CBD-infused edibles for distribution in Canada, United States and Europe. The purchase consideration includes $2,409 in cash paid on closing, 79,289 shares of Class 2 common stock issued on closing, and contingent consideration up to $3,095 (£2,472) payable in Class 2 common stock based on revenue during two periods from January 1, 2019 to December 31, 2020, as well as the revenue and launch of CBD product in the United States and Europe and CBD or THC product in Canada on two milestones by June 1, 2020. The Company is in the process of determining the purchase price allocation and expects to include a preliminary version in its September 30, 2019 condensed consolidated financial statements.

21. Subsequent Events

Acquisitions

In February 2019, the Company acquired all issued and outstanding shares of FHF Holdings Ltd.

(“Manitoba Harvest”), a hemp and natural foods producer based in Winnipeg, Manitoba, for up to $319,000 ($419,000 CAD), subject to certain revenue milestones. Manitoba Harvest distributes its products to over 16,000 retail locations in the U.S. and Canada. The acquisition will expand the Company’s product portfolio into the natural foods category and bring Manitoba Harvest’s expertise in working with cannabinoids, including cannabidiol (CBD), to Tilray. Given the timing of the transaction, the Company is in process of determining our estimate of fair value and purchase price allocation.

In February 2019, the Company acquired all issued and outstanding shares of Natura Naturals Holdings Inc. (“Natura”) for up to $53,400 ($70,000 CAD), subject to certain cultivation milestones. Natura, through a wholly owned subsidiary located in Leamington, Ontario, is a licensed cultivator under the Cannabis Act specializing in the greenhouse cultivation and will increase the Company’s cannabis supply. Given the timing of the transaction, the Company is in process of determining our estimate of fair value and purchase price allocation.